Definition of Terms in Portfolio Name	Oct. 01, 2026
Fund Name Disclosure [Line Items]
Portfolio Name	Power 50 Equities and Covered Call Trust, Series 12
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in equity securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to pursue its objective by investing in a portfolio consisting of 50 equity securities and one exchange-traded fund that follows a covered call investment strategy (the “ETF” and also referred to as a “fund”). The sponsor sought to invest approximately 90% of the portfolio in equity securities of operating companies and approximately 10% of the portfolio in the common stock of one ETF as of the trust’s inception. The sponsor selected the equity securities of operating companies using its “power 50” selection methodology as of September 21, 2026 (the “Security Selection Date”). The “power 50” selection methodology seeks to select securities that the sponsor believes are powerful based on large market capitalizations and large trading volumes from sectors that the sponsor believes provide powerful growth potential. The sponsor’s “power 50” selection methodology started with the securities in the Nasdaq-100 Index®. From those securities, the strategy eliminated any security not belonging to the following Global Industry Classification Standard (GICS®) sectors: Communication Services, Consumer Discretionary and Information Technology. From those securities, the strategy eliminated securities that did not have an average trading volume of $500,000 or more as of the Security Selection Date. The strategy selected the 50 remaining equity securities with the largest market capitalizations as of the Security Selection Date for inclusion in the trust’s portfolio. If there are not 50 securities that meet the criteria above from the Communication Services, Consumer Discretionary and Information Technology GICS® sectors, then the strategy would select the securities with the largest market capitalizations as of the Security Selection Date from all other GICS®sectors that had an average trading volume of $500,000 or more as of the Security Selection Date until 50 securities were identified. The 90% portion of the trust’s portfolio that invests in the “power 50” selected securities were then approximately equally weighted as of the trust’s inception. Companies that, based on publicly available information as of the Security Selection Date, are the subject of an announced business combination reported by such company as expected to occur within 12 months of the date of this prospectus have been excluded from the universe of securities from which the trust’s portfolio was selected. The remaining portfolio allocation of approximately 10% as of the trust’s inception date is invested in the common stock of one ETF selected by the sponsor. The selected ETF has an investment strategy to follow a covered call investment strategy in which the ETF buys a stock or a basket of stocks and also writes (or sells) call options that correspond to the stock or basket of stocks. In employing a covered call option strategy, a fund will generally buy a stock or basket of stocks and also write (sell) call options that correspond to that stock or basket of stocks (reference asset) in exchange for premiums. These call options will give the option buyer the right, but not the obligation, to purchase a security from the fund at the strike price on the options expiration date for European style options or any time prior to the option’s expiration date for American style options. The fund may distribute the premiums received as income to shareholders and/or use premiums received on the options to invest in other securities. If the option holder exercises the option, the fund must deliver the underlying security to the option holder at the exercise price specified in the option contract or a cash payment representing the difference between the value of the reference asset and the exercise price for options that are cash-settled. In selecting the ETF, the sponsor considered factors including, but not limited to the ETF’s expense ratio, the ETF’s market capitalization, and the ETF’s average trading volume. The sponsor sought to invest in an ETF that employs a covered call option strategy on the securities in the Nasdaq-100 Index®. The ETF in the portfolio will invest in equities from the Nasdaq-100 Index® and write call options on equities in the Nasdaq-100 Index®. The companies in the Nasdaq-100 Index® include 100 or more of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The GICS® sectors are published by S&P Dow Jones Indices and MSCI Inc. The publishers of the Nasdaq-100 Index® and the GICS®sectors are not affiliated with the sponsor and have not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein. Please note that the sponsor applied the “power 50” strategy to select the equity securities portion of the portfolio at a particular time. If the sponsor creates additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. The Trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is considered to be concentrated in securities issued by companies in the information technology sector. The trust and/or the ETF may invest in securities of foreign issuers, including companies in emerging markets and may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other similar depositary receipts of these securities.